Investment Objectives and Goals - Invesco International Growth Focus ETF	Jun. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco International Growth Focus ETF (the “Fund”) seeks to provide capital appreciation.